UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07493
                                                     ---------

                            THE HENNESSY FUNDS, INC.
                            ------------------------
               (Exact name of registrant as specified in charter)

                         7250 REDWOOD BLVD., SUITE 200
                         -----------------------------
                                NOVATO, CA 94945
                                ----------------
              (Address of principal executive offices) (Zip code)

                                NEIL J. HENNESSY
                                ----------------
                            HENNESSY ADVISORS, INC.
                            -----------------------
                         7250 REDWOOD BLVD., SUITE 200
                         -----------------------------
                                NOVATO, CA 94945
                                ----------------
                    (Name and address of agent for service)

                                  800-966-4354
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2006
                         ----------------

Date of reporting period:  APRIL 30, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                                 HENNESSY FUNDS

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2006

                  HENNESSY CORNERSTONE GROWTH FUND   (HFCGX)

                  HENNESSY FOCUS 30 FUND   (HFTFX)

                  HENNESSY CORNERSTONE VALUE FUND   (HFCVX)

                  HENNESSY TOTAL RETURN FUND   (HDOGX)

                  HENNESSY BALANCED FUND   (HBFBX)

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

CONTENTS

Letter to shareholders                                                       1

Summaries of investments
   Hennessy Cornerstone Growth Fund                                          5
   Hennessy Focus 30 Fund                                                    9
   Hennessy Cornerstone Value Fund                                          12
   Hennessy Total Return Fund                                               16
   Hennessy Balanced Fund                                                   19

Financial statements
   Statements of assets and liabilities                                     22
   Statements of operations                                                 24
   Statements of changes in net assets                                      26

Financial highlights
   Hennessy Cornerstone Growth Fund                                         30
   Hennessy Focus 30 Fund                                                   32
   Hennessy Cornerstone Value Fund                                          34
   Hennessy Total Return Fund                                               36
   Hennessy Balanced Fund                                                   38

Statement of cash flows                                                     40

Notes to the financial statements                                           41

Expense example                                                             49

Proxy voting policy                                                         51

Board approval of continuation
  of investment advisory agreement                                          52

LETTER TO SHAREHOLDERS

                                                                    June, 2006

DEAR HENNESSY FUNDS SHAREHOLDER:

The six months ending April 30, 2006 was another period of fluctuating oil prices, increasing interest rates and tremendous speculation. Bombarded with non-stop sensational media headlines, investors seem to be nervous and lack confidence in the financial markets. It appears that many investors are waiting for all the economic factors to align before they can feel good about the current state of the economy. I believe the headlines can cloud the reality that the economy remains fundamentally strong, and some investors are, to coin a phrase, "missing the forest for the trees." Despite the volatility and turmoil, the markets were able to produce healthy returns for the six-month period.

   While we recently experienced a significant market correction, I don't see any fundamental economic factors that have shifted, or anything to suggest that the markets will not continue to perform well. Core inflation remains relatively low at 2.3%, and very recent GDP figures suggest that the economy is growing at 5.3% annually, more strongly than it has in almost three years. I see positive economic indicators across the board. The markets will almost certainly continue to have their short-term ups and downs, but I maintain a positive outlook for the markets over the long run.

   Rising oil prices continued to buoy the performance of commodity stocks in the six-month period ending April 30, 2006. Industrial and materials stocks also generally posted strong gains. With record-high gas prices, higher interest rates, and a slow down in the rise in housing prices, many consumers may be feeling a little less wealthy and pulling back on their spending. This "wealth effect" may explain in part a slowing in the performance of consumer discretionary and retail stocks versus previous periods. While there continues to be much speculation about large-cap stocks making a comeback, small and mid-cap stocks again posted stronger gains during the six-month period. I believe that there are strong, undervalued companies in each asset class, including in the large cap arena, and that our disciplined, quantitative formulas will continue to choose stocks that will perform well over time.

   We continue to be pleased with the performance of our funds. For the six-month period ending April 30, 2006, the Hennessy Cornerstone Growth Fund and Hennessy Focus 30 Fund significantly outperformed their benchmark indices. For the period, the Hennessy Cornerstone Growth Fund returned 26.66%, versus the S&P 500 Index at 9.64% and the Russell 2000 Index at 18.91%. The Hennessy Focus 30 Fund returned 26.87%, versus the S&P 500 Index at 9.64% and the S&P 400 Midcap Index at 15.27%. Small and mid-cap stocks once again led the market for the period. Over the past six months, the returns of both the Cornerstone Growth Fund and Focus 30 Fund were helped by continued strong performance of commodity, materials and industrial stocks. Three strong performers in both the Cornerstone Growth and Focus 30 portfolios for the six months ending April 30, 2006 were Allegheny Technologies, which returned 142.58%, USG, which returned 80.94%, and Frontier Oil, which returned 68.79% for the period. Other strong performing stocks in the Focus 30 Fund were Commercial Metals, which returned 71.65%, McDermott Int'l, which returned 67.35%, Flowserve, which returned 64.34%, and JLG Industries, which returned 49.57% in the past six months. Other strong performers in the Cornerstone Growth Fund for the six-month period include Plexus, which returned 146.52%, Brightpoint, which returned 132.61%, General Cable, which returned 94.28%, and Manitowoc, which returned 86.80%.

RETURNS AT A GLANCE (AS OF APRIL 30, 2006)

                                Six months    One Year    Five Year     Since
                                  ending     Annualized  Annualized   Inception
                                  4/30/06      Return      Return     (11/1/96)
                                ----------   ----------  ----------   ---------
HENNESSY CORNERSTONE GROWTH FUND  26.66%       44.27%      17.41%       18.19%
Russell 2000 Index                18.91%       33.47%      10.90%       10.32%
S&P 500 Index                      9.64%       15.42%       2.70%        8.46%

HENNESSY FOCUS 30 FUND            26.87%       52.47%        n/a        28.21%
S&P 400 Mid-cap Index             15.27%       28.32%        n/a        18.94%
S&P 500 Index                      9.64%       15.42%        n/a        11.77%

HENNESSY CORNERSTONE VALUE FUND   10.85%       14.66%       5.29%        7.58%
Russell 1000 Index                 9.92%       16.71%       3.38%        8.76%
S&P 500 Index                      9.64%       15.42%       2.70%        8.46%

                                Six months    One Year    Five Year     Since
                                  ending     Annualized  Annualized   Inception
                                  4/30/06      Return      Return     (7/29/98)
                                -----------  ----------  ----------   ---------
HENNESSY TOTAL RETURN FUND         8.79%        7.64%       3.32%        3.67%
Dow Jones Industrial Average      10.24%       14.17%       3.36%        5.22%
90-Day U.S. Treasury security      2.03%        3.63%       2.14%        3.24%
S&P 500 Index                      9.64%       15.42%       2.70%        3.57%

HENNESSY BALANCED FUND             5.53%        4.50%       1.61%        4.62%
Dow Jones Industrial Average      10.24%       14.17%       3.36%        9.56%
90-Day U.S. Treasury security      2.03%        3.63%       2.14%        3.68%
S&P 500 Index                      9.64%       15.42%       2.70%        9.18%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY VISITING WWW.HENNESSYFUNDS.COM. THE FUNDS IMPOSE A 1.50% REDEMPTION FEE ON SHARES HELD LESS THAN 90 DAYS.

   For the six-month period ending April 30, 2006, the Hennessy Cornerstone Value Fund outperformed its benchmark indices. For the period, the Hennessy Cornerstone Value Fund returned 10.85%, versus the S&P 500 Index at 9.64% and the Russell 1000 Index at 9.92%. While large-cap stocks generally lagged their small and mid-cap counterparts, large-cap financial stocks performed well for the six-month period. The top-performing financial stocks in the Cornerstone Value portfolio include ING Groep, which returned 43.40%, JP Morgan Chase, which returned 25.92%, PNC, which returned 19.54%, Washington Mutual, which returned 16.44%, and Lincoln National, which returned 16.32% for the six-month period ending April 30, 2006. Strong returns from telecom companies BellSouth (+32.26%) and Chunghwa Telecom (+18.94%) also helped the performance of the Cornerstone Value Fund for the six-month period. However, losses from automakers General Motors (-13.54%) and Ford (-14.28%), hampered the returns of the Cornerstone Value Fund for the period.

   The returns of both the Hennessy Total Return Fund and the Hennessy Balanced Fund for the six-months ending April 30, 2006 were helped by above average performers JP Morgan Chase (+25.92%) and drug companies Merck (+24.88%) and Pfizer (+18.63%). However the majority of the "Dogs of the Dow" stocks underperformed for the period. And, while interest rates have risen, yields on the U.S. Treasury securities held in the portfolios remained relatively low. The Hennessy Total Return Fund returned 8.79% and the Hennessy Balanced Fund returned 5.53% for the six months ending April 30, 2006, both of which underperformed the S&P 500 Index and the Dow Jones Industrial Average, which returned 9.64% and 10.24% respectively for the period.

   At Hennessy Funds, we promise our shareholders that we will remain disciplined, adhering to our time-tested investment formulas, and not allowing headlines or speculation to distract us from our long-term goals. Thank you for your continued confidence and investment in the Funds. Should you have any questions or want to speak with us directly, please don't hesitate to call us at
(800) 966-4354.

Best regards,

/s/Neil Hennessy

Neil Hennessy
President & Portfolio Manager

SMALL AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. INVESTMENTS IN FOREIGN SECURITIES INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISK AND DIFFERENCES IN ACCOUNTING METHODS.

THE HENNESSY TOTAL RETURN AND BALANCED FUNDS ARE NON-DIVERSIFIED, MEANING THEY MAY CONCENTRATE THEIR ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND, MAKING IT MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Summaries of Investments within this semi-annual report for additional portfolio information, including percentages of holdings.

The S&P 500, Russell 2000, Russell 1000, S&P 400 Midcap and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The Russell 2000 Index is a recognized small-cap index of 2000 smallest securities of the Russell 3000 Index, which is comprised of the 3000 largest U.S. securities as determined by total market capitalization. The Russell 1000 is an unmanaged Index that measures the performance of large-cap U.S. stocks. The S&P 400 Midcap Index is an unmanaged index that measures the performance of mid-cap U.S. stocks. One cannot invest directly in an index.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice. 6/06

SUMMARIES OF INVESTMENTS

The following summaries of investments are designed to help investors better understand each fund's principal holdings. Each summary is as of April 30, 2006 (unaudited).

                        HENNESSY CORNERSTONE GROWTH FUND
                               (% of Net Assets)

          Consumer Discretionary                                20.12%
          Consumer Staples                                       3.15%
          Energy                                                16.51%
          Financials                                             5.49%
          Health Care                                            1.42%
          Industrials                                           30.88%
          Information Technology                                 9.89%
          Materials                                              8.62%
          Short Term Obligations and Other                       3.92%

       TOP TEN HOLDINGS                                  % OF NET ASSETS
       ----------------                                  ---------------
       Plexus Corp.                                           2.96%
       Allegheny Technologies, Inc.                           2.77%
       Brightpoint, Inc.                                      2.70%
       Manitowoc Co.                                          2.65%
       Amerco, Inc.                                           2.40%
       Frontier Oil Corp.                                     2.32%
       General Cable Corp.                                    2.31%
       USG Corp.                                              2.30%
       Trinity Industries, Inc.                               2.27%
       Reliance Steel & Aluminum Co.                          2.20%

COMMON STOCKS - 96.08%                       Number                    % of Net
                                            of Shares       Value       Assets
                                            ---------       -----      --------
CONSUMER DISCRETIONARY - 20.12%
Brightpoint, Inc.(a)<F1>                    1,203,800  $   40,303,224     2.70%
Circuit City Stores, Inc.                     993,400      28,560,250     1.91%
Conn's, Inc.(a)<F1>                           590,600      20,180,802     1.35%
Dress Barn, Inc.(a)<F1>                     1,231,000      31,131,990     2.08%
Drew Industries, Inc.(a)<F1>                  799,600      28,737,624     1.92%
Escala Group, Inc.(a)<F1>                   1,093,000      30,068,430     2.01%
Nordstrom, Inc.                               599,800      22,990,334     1.54%
The Pantry, Inc.(a)<F1>                       447,500      29,620,025     1.98%
Papa John's International, Inc.(a)<F1>        727,200      24,303,024     1.63%
Payless ShoeSource, Inc.(a)<F1>             1,015,200      23,319,144     1.56%
Six Flags, Inc.(a)<F1>                      2,344,100      21,589,161     1.44%
                                          -----------  --------------   -------
                                                          300,804,008    20.12%
CONSUMER STAPLES - 3.15%
Great Atlantic & Pacific Tea Co.              996,600      27,007,860     1.80%
Playtex Products, Inc.(a)<F1>               1,796,200      20,135,402     1.35%
                                          -----------  --------------   -------
                                                           47,143,262     3.15%
ENERGY - 16.51%
Frontier Oil Corp.                            572,900      34,677,637     2.32%
Giant Industries, Inc.(a)<F1>                 419,000      30,117,720     2.02%
Holly Corp.                                   374,000      28,861,580     1.93%
Marathon Oil Corp.                            336,200      26,680,832     1.78%
Oil States International, Inc.(a)<F1>         631,000      25,473,470     1.70%
Petro-Canada(b)<F2>                           562,900      27,683,422     1.85%
Sunoco, Inc.                                  271,400      21,994,256     1.47%
Tesoro Petroleum Corp.                        344,400      24,080,448     1.61%
Valero Energy Corp.                           421,800      27,307,332     1.83%
                                          -----------  --------------   -------
                                                          246,876,697    16.51%
FINANCIALS - 5.49%
Banco Bradesco SA - ADR(b)<F2>                726,700      27,665,469     1.85%
Banco Itau Holding
  Financeira SA - ADR(b)<F2>                  878,700      27,942,660     1.87%
WR Berkley Corp.                              707,400      26,470,908     1.77%
                                          -----------  --------------   -------
                                                           82,079,037     5.49%
HEALTH CARE - 1.42%
Express Scripts, Inc.(a)<F1>                  272,100      21,261,894     1.42%

INDUSTRIALS - 30.88%
AAR Corp.(a)<F1>                              948,600      25,308,648     1.69%
Amerco, Inc.(a)<F1>                           344,000      35,927,360     2.40%
Astec Industries, Inc.(a)<F1>                 709,500      27,918,825     1.87%
Beacon Roofing Supply, Inc.(a)<F1>            773,500      28,619,500     1.92%
EMCOR Group, Inc.(a)<F1>                      630,000      31,531,500     2.11%
Foster Wheeler Ltd.(a)<F1>(b)<F2>             572,600      25,515,056     1.71%
General Cable Corp.(a)<F1>                  1,096,000      34,600,720     2.31%
JLG Industries, Inc.                          959,200      27,509,856     1.84%
Manitowoc Co.                                 799,300      39,637,287     2.65%
Quanta Services, Inc.(a)<F1>                1,818,000      29,487,960     1.97%
Reliance Steel & Aluminum Co.                 370,100      32,920,395     2.20%
Trinity Industries, Inc.                      533,000      33,845,500     2.27%
USG Corp.(a)<F1>                              322,000      34,444,340     2.30%
Watsco, Inc.                                  365,100      23,165,595     1.55%
Westinghouse Air Brake Technologies Corp.     857,000      31,306,210     2.09%
                                          -----------  --------------   -------
                                                          461,738,752    30.88%
INFORMATION TECHNOLOGY - 9.89%
Jabil Circuit, Inc.(a)<F1>                    632,500      24,661,175     1.64%
ON Semiconductor Corp.(a)<F1>               3,455,300      24,774,501     1.66%
Palm, Inc. New(a)<F1>                       1,362,900      30,801,540     2.06%
Plexus Corp.(a)<F1>                         1,014,800      44,204,688     2.96%
Western Digital Corp.(a)<F1>                1,112,700      23,411,208     1.57%
                                          -----------  --------------   -------
                                                          147,853,112     9.89%
MATERIALS - 8.62%
Aleris Intl, Inc.(a)<F1>                      694,900      32,139,125     2.15%
Allegheny Technologies, Inc.                  596,500      41,361,310     2.77%
Ipsco, Inc.(b)<F2>                            281,900      29,086,442     1.94%
Ryerson Tull, Inc.                            894,800      26,289,224     1.76%
                                          -----------  --------------   -------
                                                          128,876,101     8.62%
                                          -----------  --------------   -------
TOTAL COMMON STOCKS (Cost $1,201,830,353)               1,436,632,863    96.08%

SHORT-TERM INVESTMENTS - 5.67%             Principal
                                             Amount
                                           ---------
DISCOUNT NOTES - 5.52%
Federal Home Loan Bank Discount Note,
  2.650%, due 05/01/2006                  $82,451,000      82,451,000     5.52%
                                          -----------  --------------   -------
TOTAL DISCOUNT NOTES ($82,451,000)                         82,451,000     5.52%

VARIABLE RATE DEMAND NOTES#<F3> - 0.15%
American Family Financial Services, Inc.
  4.529%                                    1,147,073       1,147,073     0.08%
Wisconsin Corporate Central Credit Union
  4.659%                                    1,125,149       1,125,149     0.07%
                                          -----------  --------------   -------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost $2,272,222)                                         2,272,222     0.15%
                                                       --------------   -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $84,723,222)                                       84,723,222     5.67%
                                                       --------------   -------
TOTAL INVESTMENTS - 101.75%
  (Cost $1,286,553,575)                                 1,521,356,085   101.75%
                                                       --------------   -------
Liabilities in Excess of Other Assets - (1.75%)           (26,174,891)   (1.75%)
TOTAL NET ASSETS - 100.00%                             $1,495,181,194   100.00%
                                                       --------------   -------
                                                       --------------   -------

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)<F1>   Non income producing
(b)<F2>   Foreign issued security
  #<F3> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2006.

See notes to the financial statements.

                             HENNESSY FOCUS 30 FUND
                               (% of Net Assets)

          Consumer Discretionary                                11.11%
          Energy                                                12.13%
          Financials                                             4.78%
          Health Care                                            8.17%
          Industrials                                           38.41%
          Materials                                             15.23%
          Utilities                                              4.51%
          Short Term Obligations and Other                       5.66%

       TOP TEN HOLDINGS                                  % OF NET ASSETS
       ----------------                                  ---------------
       Allegheny Technologies, Inc.                           5.80%
       CB Richard Ellis Group, Inc.                           4.78%
       JLG Industries, Inc.                                   4.38%
       Commercial Metals Co.                                  4.27%
       McDermott International, Inc.                          4.25%
       USG Corp.                                              4.23%
       Flowserve Corp.                                        4.20%
       Walter Industries, Inc.                                3.59%
       Office Depot, Inc.                                     3.51%
       Frontier Oil Corp.                                     3.48%

COMMON STOCKS - 94.34%                       Number                    % of Net
                                           of Shares        Value       Assets
                                           ---------        -----      --------
CONSUMER DISCRETIONARY - 11.11%
Building Material Holding Corp.               166,800    $  5,574,456     1.84%
The Goodyear Tire & Rubber Co.(a)<F4>         498,700       6,981,800     2.31%
Office Depot, Inc.(a)<F4>                     261,200      10,599,496     3.51%
TRW Automotive Holdings Corp.(a)<F4>          272,000       6,032,960     2.00%
William Lyon Homes, Inc.(a)<F4>                43,900       4,392,195     1.45%
                                          -----------    ------------   -------
                                                           33,580,907    11.11%
ENERGY - 12.13%
Frontier Oil Corp.                            173,900      10,526,167     3.48%
Holly Corp.                                   120,800       9,322,136     3.08%
Oil States International, Inc.(a)<F4>         224,400       9,059,028     3.00%
Western Gas Resources, Inc.                   149,700       7,784,400     2.57%
                                          -----------    ------------   -------
                                                           36,691,731    12.13%
FINANCIALS - 4.78%
CB Richard Ellis Group, Inc.(a)<F4>           164,400      14,449,116     4.78%

HEALTH CARE - 8.17%
Express Scripts, Inc.(a)<F4>                  126,400       9,876,896     3.27%
Humana, Inc.(a)<F4>                           156,900       7,088,742     2.34%
WellCare Health Plans, Inc.(a)<F4>            184,700       7,735,236     2.56%
                                          -----------    ------------   -------
                                                           24,700,874     8.17%
INDUSTRIALS - 38.41%
Flowserve Corp.(a)<F4>                        220,800      12,700,416     4.20%
Jacobs Engineering Group, Inc.(a)<F4>         115,800       9,576,660     3.17%
JLG Industries, Inc.                          462,200      13,255,896     4.38%
Labor Ready, Inc.(a)<F4>                      300,000       7,929,000     2.62%
Lennox International, Inc.                    292,900       9,557,327     3.16%
McDermott International, Inc.(a)<F4>(b)<F5>   211,200      12,840,960     4.25%
Quanta Services, Inc.(a)<F4>                  608,800       9,874,736     3.27%
The Shaw Group, Inc.(a)<F4>                   324,600       9,932,760     3.28%
Skywest, Inc.                                 289,700       6,828,229     2.26%
USG Corp.(a)<F4>                              119,500      12,782,915     4.23%
Walter Industries, Inc.                       163,700      10,858,221     3.59%
                                          -----------    ------------   -------
                                                          116,137,120    38.41%
MATERIALS - 15.23%
Allegheny Technologies, Inc.                  253,000      17,543,020     5.80%
Cleveland-Cliffs, Inc.                         89,200       7,634,628     2.53%
Commercial Metals Co.                         237,300      12,909,120     4.27%
Quanex Corp.                                  186,100       7,957,636     2.63%
                                          -----------    ------------   -------
                                                           46,044,404    15.23%
UTILITIES - 4.51%
CMS Energy Corp.(a)<F4>                       476,800       6,350,976     2.10%
Sierra Pacific Resources(a)<F4>               516,800       7,297,216     2.41%
                                          -----------    ------------   -------
                                                           13,648,192     4.51%
                                                         ------------   -------
TOTAL COMMON STOCKS (Cost $246,083,072)                   285,252,344    94.34%

SHORT-TERM INVESTMENTS - 5.60%             Principal
                                            Amount
                                           ---------
DISCOUNT NOTES - 5.56%
Federal Home Loan Bank Discount Note,
  2.650%, due 05/01/2006                  $16,820,000      16,820,000     5.56%
                                          -----------    ------------   -------
TOTAL DISCOUNT NOTES (Cost $16,820,000)                    16,820,000     5.56%

VARIABLE RATE DEMAND NOTES#<F6> - 0.04%
American Family Financial Services, Inc.
  4.529%                                       58,209          58,209     0.02%
Wisconsin Corporate Central Credit Union
  4.659%                                       50,277          50,277     0.02%
                                          -----------    ------------   -------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost $108,486)                                             108,486     0.04%
                                                         ------------   -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $16,928,486)                                       16,928,486     5.60%
                                                         ------------   -------
TOTAL INVESTMENTS - 99.94%
  (Cost $263,011,558)                                     302,180,830    99.94%
                                                         ------------   -------
Other Assets in Excess of Liabilities - 0.06%                 175,618     0.06%
TOTAL NET ASSETS - 100.00%                               $302,356,448   100.00%
                                                         ------------   -------
                                                         ------------   -------

Percentages are stated as a percent of net assets.

(a)<F4>   Non income producing
(b)<F5>   Foreign issued security
  #<F6> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2006.

See notes to the financial statements.

                        HENNESSY CORNERSTONE VALUE FUND
                               (% of Net Assets)

          Consumer Discretionary                                 7.19%
          Consumer Staples                                      18.08%
          Energy                                                 3.94%
          Financials                                            29.96%
          Health Care                                           10.52%
          Industrials                                            3.66%
          Materials                                             13.28%
          Telecommunication Services                            11.98%
          Short Term Obligations and Other                       1.39%

       TOP TEN HOLDINGS                                  % OF NET ASSETS
       ----------------                                  ---------------
       Pfizer, Inc.                                           2.26%
       BellSouth Corp.                                        2.25%
       HJ Heinz Co.                                           2.23%
       ING Groep NV - ADR                                     2.20%
       Reynolds American, Inc.                                2.19%
       Bristol-Myers Squibb, Co.                              2.18%
       Merck & Co., Inc.                                      2.18%
       Chunghwa Telecom Company, Ltd. - ADR                   2.15%
       J.P. Morgan Chase & Co.                                2.14%
       PPG Industries, Inc.                                   2.12%

COMMON STOCKS - 98.61%                       Number                    % of Net
                                            of Shares       Value       Assets
                                            ---------       -----      --------
CONSUMER DISCRETIONARY - 7.19%
DaimlerChrysler AG(a)<F7>                      66,400    $  3,644,696     1.98%
Ford Motor Co.                                415,500       2,887,725     1.56%
General Motors Corp.                          148,300       3,393,104     1.84%
Mattel, Inc.                                  206,000       3,333,080     1.81%
                                           ----------    ------------   -------
                                                           13,258,605     7.19%
CONSUMER STAPLES - 18.08%
Albertson's, Inc.                             146,600       3,713,378     2.01%
Altria Group, Inc.                             47,100       3,445,836     1.87%
ConAgra Foods, Inc.                           168,800       3,828,384     2.08%
Diageo PLC - ADR(a)<F7>                        57,000       3,776,250     2.05%
HJ Heinz Co.                                   98,800       4,101,188     2.23%
Kimberly-Clark Corp.                           58,400       3,418,152     1.85%
Kraft Foods, Inc.                             116,300       3,633,212     1.97%
Reynolds American, Inc.                        36,800       4,035,120     2.19%
Sara Lee Corp.                                189,300       3,382,791     1.83%
                                           ----------    ------------   -------
                                                           33,334,311    18.08%
ENERGY - 3.94%
BP PLC - ADR(a)<F7>                            50,600       3,730,232     2.03%
ChevronTexaco Corp.                            57,800       3,526,956     1.91%
                                           ----------    ------------   -------
                                                            7,257,188     3.94%
FINANCIALS - 29.96%
Bank of America Corp.                          74,000       3,694,080     2.00%
Citigroup, Inc.                                69,500       3,471,525     1.88%
Freddie Mac                                    53,600       3,272,816     1.78%
HSBC Holdings PLC - ADR(a)<F7>                 42,300       3,666,564     1.99%
ING Groep NV - ADR(a)<F7>                     100,100       4,062,058     2.20%
J.P. Morgan Chase & Co.                        86,900       3,943,522     2.14%
Lincoln National Corp.                         65,800       3,821,664     2.07%
National City Corp.                            99,000       3,653,100     1.98%
PNC Financial Services Group                   53,200       3,802,204     2.06%
Regions Financial Corp.                       100,500       3,669,255     1.99%
US Bancorp                                    112,800       3,546,432     1.93%
Wachovia Corp.                                 64,400       3,854,340     2.09%
Washington Mutual, Inc.                        81,800       3,685,908     2.00%
Wells Fargo & Co.                              54,300       3,729,867     2.02%
XL Capital Ltd.(a)<F7>                         51,100       3,366,979     1.83%
                                           ----------    ------------   -------
                                                           55,240,314    29.96%
HEALTH CARE - 10.52%
Bristol-Myers Squibb Co.                      158,700       4,027,806     2.18%
Eli Lilly & Co.                                63,600       3,365,712     1.83%
GlaxoSmithKline PLC - ADR(a)<F7>               67,100       3,816,648     2.07%
Merck & Co., Inc.                             116,700       4,016,814     2.18%
Pfizer, Inc.                                  164,800       4,174,384     2.26%
                                           ----------    ------------   -------
                                                           19,401,364    10.52%
INDUSTRIALS - 3.66%
Pitney Bowes, Inc.                             81,300       3,402,405     1.85%
RR Donnelley & Sons Co.                        99,100       3,338,679     1.81%
                                           ----------    ------------   -------
                                                            6,741,084     3.66%
MATERIALS - 13.28%
The Dow Chemical Co.                           76,100       3,090,421     1.68%
EI Du Pont de Nemours & Co.                    79,300       3,497,130     1.90%
International Paper Co.                       100,500       3,653,175     1.98%
Lyondell Chemical Co.                         136,000       3,277,600     1.78%
MeadWestvaco Corp.                            120,500       3,435,455     1.86%
PPG Industries, Inc.                           58,300       3,913,096     2.12%
Weyerhaeuser Co.                               51,300       3,615,111     1.96%
                                           ----------    ------------   -------
                                                           24,481,988    13.28%
TELECOMMUNICATION SERVICES - 11.98%
AT&T, Inc.                                    136,500       3,577,665     1.94%
BellSouth Corp.                               123,100       4,158,318     2.25%
Chunghwa Telecom Company Ltd. - ADR(a)<F7>    192,000       3,955,200     2.15%
Telefonica de Argentina _
  ADR(a)<F7>+<F9>^<F10>@<F11>                  25,800             258     0.00%
Telefonos de Mexico SA de CV - ADR(a)<F7>     146,900       3,230,331     1.75%
Verizon Communications, Inc.                  109,300       3,610,179     1.96%
Vodafone Group PLC - ADR(a)<F7>               150,500       3,566,850     1.93%
                                           ----------    ------------   -------
                                                           22,098,801    11.98%
                                                         ------------   -------
TOTAL COMMON STOCKS (Cost $174,014,333)                   181,813,655    98.61%

SHORT-TERM INVESTMENTS - 1.31%             Principal
                                             Amount
                                           ---------
DISCOUNT NOTES - 1.28%
Federal Home Loan Bank Discount Note,
  2.650%, due 05/01/2006                   $2,364,000       2,364,000     1.28%
                                           ----------    ------------   -------
TOTAL DISCOUNT NOTES (Cost $2,364,000)                      2,364,000     1.28%

VARIABLE RATE DEMAND NOTES#<F8> - 0.03%
American Family Financial Services, Inc.
  4.529%                                       23,551          23,551     0.02%
Wisconsin Corporate Central Credit Union
  4.659%                                       22,690          22,690     0.01%
                                           ----------    ------------   -------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost $46,241)                                               46,241     0.03%
                                                         ------------   -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,410,241)                                         2,410,241     1.31%
                                                         ------------   -------
TOTAL INVESTMENTS - 99.92%
  (Cost $176,424,574)                                     184,223,896    99.92%
                                                         ------------   -------
Other Assets in Excess of Liabilities - 0.08%                 144,260     0.08%
TOTAL NET ASSETS - 100.00%                               $184,368,156   100.00%
                                                         ------------   -------
                                                         ------------   -------

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)<F7>   Foreign issued security
  #<F8> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed area as of April 30, 2006.
  +<F9>   All or a portion of this security is out on loan at April 30, 2006.
 ^<F10> Security is fair valued. Please see Note 2 in the accompanying notes to financial statements.
 @<F11>   Security is collateralized by $135,800 in cash.

See notes to the financial statements.

                           HENNESSY TOTAL RETURN FUND
                               (% of Net Assets)

          Consumer Discretionary                                 6.31%
          Consumer Staples                                      11.86%
          Financials                                            16.95%
          Health Care                                           15.37%
          Industrials                                            2.95%
          Materials                                              7.60%
          Telecommunication Services                            15.23%
          Short Term Obligations and Other                      23.73%

       TOP TEN HOLDINGS                                  % OF NET ASSETS
       ----------------                                  ---------------
       J.P. Morgan Chase & Co.                                9.06%
       Merck & Co., Inc.                                      8.10%
       Citigroup, Inc.                                        7.89%
       AT&T, Inc.                                             7.88%
       Altria Group, Inc.                                     7.60%
       EI Du Pont de Nemours & Co.                            7.60%
       Verizon Communications, Inc.                           7.35%
       Pfizer, Inc.                                           7.27%
       General Motors Corp.                                   6.31%
       The Coca Cola Co.                                      4.26%

COMMON STOCKS - 76.27%                         Number                  % of Net
                                             of Shares      Value       Assets
                                             ---------      -----      --------
CONSUMER DISCRETIONARY - 6.31%
General Motors Corp.                          234,300    $  5,360,784     6.31%

CONSUMER STAPLES - 11.86%
Altria Group, Inc.                             88,300       6,460,028     7.60%
The Coca-Cola Co.                              86,400       3,625,344     4.26%
                                          -----------    ------------   -------
                                                           10,085,372    11.86%
FINANCIALS - 16.95%
Citigroup, Inc.                               134,250       6,705,788     7.89%
J.P. Morgan Chase & Co.                       169,800       7,705,524     9.06%
                                          -----------    ------------   -------
                                                           14,411,312    16.95%
HEALTH CARE - 15.37%
Merck & Co., Inc.                             200,200       6,890,884     8.10%
Pfizer, Inc.                                  244,000       6,180,520     7.27%
                                          -----------    ------------   -------
                                                           13,071,404    15.37%
INDUSTRIALS - 2.95%
General Electric Co.                           72,600       2,511,234     2.95%

MATERIALS - 7.60%
EI Du Pont de Nemours & Co.                   146,450       6,458,445     7.60%

TELECOMMUNICATION SERVICES - 15.23%
AT&T, Inc.                                    255,450       6,695,344     7.88%
Verizon Communications, Inc.                  189,300       6,252,579     7.35%
                                          -----------    ------------   -------
                                                           12,947,923    15.23%
                                                         ------------   -------
TOTAL COMMON STOCKS (Cost $67,583,186)                     64,846,474    76.27%

SHORT-TERM INVESTMENTS - 58.51%            Principal
                                            Amount
                                           ---------
U.S. TREASURY BILLS*<F12> - 57.89%
4.150%, 05/18/2006                        $19,500,000      19,461,325    22.89%
4.400%, 06/22/2006                         15,000,000      14,907,158    17.53%
4.315%, 07/20/2006                         15,000,000      14,847,720    17.47%
                                          -----------    ------------   -------
TOTAL U.S. TREASURY BILLS (Cost $49,222,150)               49,216,203    57.89%

DISCOUNT NOTES - 0.59%
Federal Home Loan Bank Discount Note,
  2.650%, due 05/01/2006                      499,000         499,000     0.59%
                                          -----------    ------------   -------
TOTAL DISCOUNT NOTES (Cost $499,000)                          499,000     0.59%

VARIABLE RATE DEMAND NOTES#<F13> - 0.03%
American Family Financial Services, Inc.
  4.529%                                       15,889          15,889     0.02%
Wisconsin Corporate Central Credit Union
  4.659%                                       15,172          15,172     0.01%
                                          -----------    ------------   -------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost $31,061)                                               31,061     0.03%
                                                         ------------   -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $49,752,211)                                       49,746,264    58.51%
                                                         ------------   -------
TOTAL INVESTMENTS - 134.78%
  (Cost $117,335,397)                                     114,592,738   134.78%
                                                         ------------   -------
Liabilities in Excess of Other Assets - (34.78%)          (29,569,107)  (34.78%)
TOTAL NET ASSETS - 100.00%                               $ 85,023,631   100.00%
                                                         ------------   -------
                                                         ------------   -------

Percentages are stated as a percent of net assets.

*<F12> Collateral or partial collateral for securities sold subject to repurchase.
#<F13> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates changed periodically on specified dates. The rates listed are as of April 30, 2006.

See notes to the financial statements.

                             HENNESSY BALANCED FUND
                               (% of Net Assets)

          Consumer Discretionary                                 4.31%
          Consumer Staples                                       9.05%
          Financials                                            10.87%
          Health Care                                           10.16%
          Industrials                                            0.65%
          Materials                                              5.01%
          Telecommunication Services                             9.96%
          Short Term Obligations and Other                      49.99%

       TOP TEN HOLDINGS                                  % OF NET ASSETS
       ----------------                                  ---------------
       J.P. Morgan Chase & Co.                                5.77%
       Merck & Co., Inc.                                      5.28%
       AT&T, Inc.                                             5.14%
       Citigroup, Inc.                                        5.10%
       EI du Pont de Nemours & Co.                            5.01%
       Altria Group, Inc.                                     4.96%
       Pfizer, Inc.                                           4.88%
       Verizon Communications, Inc.                           4.82%
       General Motors Corp.                                   4.31%
       The Coca Cola Co.                                      4.09%

COMMON STOCKS - 50.01%                         Number                  % of Net
                                             of Shares      Value       Assets
                                             ---------      -----      --------
CONSUMER DISCRETIONARY - 4.31%
General Motors Corp.                           31,475    $   720,148      4.31%
CONSUMER STAPLES - 9.05%
Altria Group, Inc.                             11,325        828,537      4.96%
The Coca-Cola Co.                              16,300        683,948      4.09%
                                           ----------    -----------    -------
                                                           1,512,485      9.05%
FINANCIALS - 10.87%
Citigroup, Inc.                                17,050        851,647      5.10%
J.P. Morgan Chase & Co.                        21,225        963,191      5.77%
                                           ----------    -----------    -------
                                                           1,814,838     10.87%
HEALTH CARE - 10.16%
Merck & Co., Inc.                              25,625        882,013      5.28%
Pfizer, Inc.                                   32,200        815,626      4.88%
                                           ----------    -----------    -------
                                                           1,697,639     10.16%
INDUSTRIALS - 0.65%
General Electric Co.                            3,125        108,094      0.65%

MATERIALS - 5.01%
EI Du Pont de Nemours & Co.                    18,975        836,797      5.01%

TELECOMMUNICATION SERVICES - 9.96%
AT&T, Inc.                                     32,775        859,033      5.14%
Verizon Communications, Inc.                   24,375        805,106      4.82%
                                           ----------    -----------    -------
                                                           1,664,139      9.96%
                                           ----------    -----------    -------
TOTAL COMMON STOCKS (Cost $8,359,465)                      8,354,140     50.01%

SHORT-TERM INVESTMENTS - 44.18%            Principal
                                             Amount
                                           ---------
U.S. TREASURY NOTES - 43.40%
2.500%, 05/31/2006                         $  810,000        808,735      4.84%
7.000%, 07/15/2006                            900,000        903,973      5.41%
2.375%, 08/15/2006                            710,000        705,091      4.22%
2.375%, 08/31/2006                            915,000        907,709      5.44%
2.500%, 09/30/2006                            770,000        762,451      4.57%
2.625%, 11/15/2006                            690,000        681,699      4.08%
2.875%, 11/30/2006                            707,000        698,826      4.19%
3.000%, 12/31/2006                            400,000        394,953      2.36%
3.750%, 03/31/2007                          1,400,000      1,385,399      8.29%
                                           ----------    -----------    -------
TOTAL U.S. TREASURY NOTES (Cost $7,274,745)                7,248,836     43.40%

DISCOUNT NOTES - 0.65%
Federal Home Loan Bank Discount Note,
  2.650%, due 05/01/2006                      109,000        109,000      0.65%
                                           ----------    -----------    -------
TOTAL DISCOUNT NOTES (Cost $109,000)                         109,000      0.65%

VARIABLE RATE DEMAND NOTES#<F14> - 0.13%
American Family Financial Services, Inc.
  4.529%                                       11,382         11,382      0.07%
Wisconsin Corporate Central Credit Union
  4.659%                                       10,401         10,401      0.06%
                                           ----------    -----------    -------
TOTAL VARIABLE RATE DEMAND NOTES
  (Cost $21,783)                                              21,783      0.13%
                                                         -----------    -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $7,405,528)                                        7,379,619     44.18%
                                                         -----------    -------
TOTAL INVESTMENTS - 94.19%
  (Cost $15,764,993)                                      15,733,759     94.19%
                                                         -----------    -------
Other Assets in Excess of Liabilities - 5.81%                969,753      5.81%
TOTAL NET ASSETS - 100.00%                               $16,703,512    100.00%
                                                         -----------    -------
                                                         -----------    -------

Percentages are stated as a percent of net assets.

#<F14> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2006.

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES  April 30, 2006 (Unaudited)

                                                      HENNESSY        HENNESSY        HENNESSY        HENNESSY         HENNESSY
                                                    CORNERSTONE       FOCUS 30       CORNERSTONE    TOTAL RETURN       BALANCED
                                                    GROWTH FUND         FUND         VALUE FUND         FUND             FUND
                                                    -----------       --------       -----------    ------------       --------
ASSETS:
Investments, at value (cost $1,286,553,575,
  $263,011,558, $176,424,574, $117,335,397,
  $15,764,993, respectively)(1)<F15>               $1,521,356,085  $  302,180,830  $  184,223,896  $  114,592,738   $   15,733,759
Cash                                                           --              --         135,800              --               --
Dividends and interest receivable                         198,944           9,737         599,523         285,212          107,630
Receivable for fund shares sold                         5,124,325       6,112,787          39,042          14,590           13,256
Receivable for securities sold                                 --              --              --              --          905,000
Prepaid expenses and other assets                          44,894          23,965          13,998          10,656           14,262
                                                   --------------  --------------  --------------  --------------   --------------
     Total Assets                                   1,526,724,248     308,327,319     185,012,259     114,903,196       16,773,907
                                                   --------------  --------------  --------------  --------------   --------------

LIABILITIES:
Collateral for securities loaned                               --              --         135,800              --               --
Payable for securities purchased                       26,961,625       4,071,999              --          16,878               --
Payable for fund shares redeemed                        2,560,028         522,077         237,254              --               25
Payable to Adviser                                        890,713         172,684         110,818          41,498            8,170
Payable to Administrator                                  781,281         139,069         105,696          49,209            9,627
Payable to Custodian                                           --       1,000,018              --              --               --
Payable to Distributor                                         --              --              --          67,063           27,845
Reverse repurchase agreement                                   --              --              --      29,485,000               --
Accrued interest payable                                   19,748              --           1,091         176,232
Accrued expenses and other payables                       329,659          65,024          53,444          43,685           24,728
                                                   --------------  --------------  --------------  --------------   --------------
     Total Liabilities                                 31,543,054       5,970,871         644,103      29,879,565           70,395
                                                   --------------  --------------  --------------  --------------   --------------

NET ASSETS                                         $1,495,181,194  $  302,356,448  $  184,368,156  $   85,023,631   $   16,703,512
                                                   --------------  --------------  --------------  --------------   --------------
                                                   --------------  --------------  --------------  --------------   --------------

NET ASSETS CONSIST OF:
Capital stock                                      $1,069,666,254  $  263,776,372  $  304,626,738  $  178,677,777   $   19,537,839
Accumulated net investment income (loss)                1,681,225        (589,179)      1,618,808         150,502           39,666
Accumulated net realized
  gain (loss) on investments                          189,031,205             (17)   (129,676,712)    (91,061,989)      (2,842,759)
Unrealized net appreciation (depreciation)
  on investments                                      234,802,510      39,169,272       7,799,322      (2,742,659)         (31,234)
                                                   --------------  --------------  --------------  --------------   --------------
     Total Net Assets                              $1,495,181,194  $  302,356,448  $  184,368,156  $   85,023,631   $   16,703,512
                                                   --------------  --------------  --------------  --------------   --------------
                                                   --------------  --------------  --------------  --------------   --------------

Shares authorized ($.0001 par value)               25,000,000,000  25,000,000,000  25,000,000,000     100,000,000      100,000,000
Shares issued and outstanding                          64,547,271      22,339,134      13,175,537       7,504,494        1,518,442
Net asset value, offering price
  and redemption price per share                           $23.16          $13.53          $13.99          $11.33           $11.00
                                                   --------------  --------------  --------------  --------------   --------------
                                                   --------------  --------------  --------------  --------------   --------------

(1)<F15> Market value of securities on loan $0, $0, $258, $0 and $0, respectively.

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS  Six months ended April 30, 2006 (Unaudited)

                                                      HENNESSY        HENNESSY         HENNESSY        HENNESSY        HENNESSY
                                                     CORNERSTONE      FOCUS 30       CORNERSTONE     TOTAL RETURN      BALANCED
                                                     GROWTH FUND        FUND          VALUE FUND         FUND            FUND
                                                     -----------      --------       -----------     ------------      --------
INVESTMENT INCOME:
Dividend income(1)<F16>                             $   8,027,465   $     358,701   $   3,410,660   $   1,506,812    $     204,198
Interest income                                         1,160,284         244,179          66,452         971,953          156,873
Securities lending income                                      --              --           2,841              --               --
                                                    -------------   -------------   -------------   -------------    -------------
     Total investment income                            9,187,749         602,880       3,479,953       2,478,765          361,071
                                                    -------------   -------------   -------------   -------------    -------------

EXPENSES:
Investment advisory fees                                4,602,671         729,738         678,722         256,385           52,545
Administration, fund accounting,
  custody and transfer agent fees                       1,439,207         227,856         211,655          99,268           20,140
Distribution fees (See Note 5)                                 --              --              --         106,827           21,894
Service fees (See Note 5)                                 621,983          98,613          91,719              --               --
Federal and state registration fees                        26,615          15,597          13,957           9,754            9,088
Audit fees                                                 13,801           7,687           9,967           9,534            8,302
Legal fees                                                  6,479           4,947           9,479           9,479            9,480
Reports to shareholders                                    49,589           4,931           9,665           6,447            2,996
Directors' fees and expenses                                5,401           5,451           5,826           4,017            4,016
Sub-transfer agent expenses                               705,583          94,495          31,551              --               --
Insurance expense                                          33,976           2,201           6,896           2,862              675
Interest expense (See Note 3 and 7)                           495              --             152         650,623               --
Other                                                         724             543             462             496              543
                                                    -------------   -------------   -------------   -------------    -------------
     Total expenses                                     7,506,524       1,192,059       1,070,051       1,155,692          129,679
                                                    -------------   -------------   -------------   -------------    -------------
NET INVESTMENT INCOME (LOSS)                        $   1,681,225   $    (589,179)  $   2,409,902   $   1,323,073    $     231,392
                                                    -------------   -------------   -------------   -------------    -------------

REALIZED AND UNREALIZED GAINS:
     Net realized gain on investments               $ 191,559,702   $          --   $  12,397,382   $   2,291,598    $      15,809
     Change in unrealized
       appreciation on investments                    100,794,392      43,518,032       4,186,080       3,596,221          690,285
                                                    -------------   -------------   -------------   -------------    -------------
          Net gain on investments                     292,354,094      43,518,032      16,583,462       5,887,819          706,094
                                                    -------------   -------------   -------------   -------------    -------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $ 294,035,319   $  42,928,853   $  18,993,364   $   7,210,892    $     937,486
                                                    -------------   -------------   -------------   -------------    -------------
                                                    -------------   -------------   -------------   -------------    -------------

(1)<F16> Net of foreign taxes withheld of $83,131, $0, $52,525, $0 and $0, respectively.

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                               HENNESSY CORNERSTONE GROWTH FUND

                                               Six Months Ended
                                                April 30, 2006     Year Ended
                                                 (Unaudited)    October 31, 2005
                                               ---------------- ----------------
OPERATIONS:
Net investment income (loss)                    $    1,681,225  $   (7,800,866)
Net realized gain (loss) on securities             191,559,702      77,310,944
Change in unrealized appreciation
  (depreciation) on securities                     100,794,392     124,490,118
                                                --------------  --------------
Net increase in net assets
  resulting from operations                        294,035,319     194,000,196
                                                --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                  --              --
From net realized gains                            (68,227,571)   (173,840,684)
                                                --------------  --------------
  Total distributions                              (68,227,571)   (173,840,684)
                                                --------------  --------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed                    244,663,204     296,664,690
Dividends reinvested                                66,277,152     168,579,703
Redemption fees retained                                77,951         153,093
Cost of shares redeemed                           (113,424,013)   (282,771,265)
                                                --------------  --------------
Net increase (decrease) in net assets derived
  from capital share transactions                  197,594,294     182,626,221
                                                --------------  --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS            423,402,042     202,785,733

NET ASSETS:
Beginning of period                              1,071,779,152     868,993,419
                                                --------------  --------------
End of period                                   $1,495,181,194  $1,071,779,152
                                                --------------  --------------
                                                --------------  --------------

ACCUMULATED NET INVESTMENT
  INCOME (LOSS), END OF PERIOD                  $    1,681,225  $           --
                                                --------------  --------------

CHANGES IN SHARES OUTSTANDING:
Shares sold                                         11,500,095      15,629,397
Shares issued to holders
  as reinvestment of dividends                       3,544,233       9,772,736
Shares redeemed                                     (5,491,364)    (15,238,651)
                                                --------------  --------------
Net increase (decrease) in shares outstanding        9,552,964      10,163,482
                                                --------------  --------------
                                                --------------  --------------

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 HENNESSY FOCUS 30 FUND          HENNESSY CORNERSTONE VALUE FUND

                                                             Six Months Ended                   Six Months Ended
                                                              April 30, 2006     Year Ended      April 30, 2006     Year Ended
                                                               (Unaudited)    October 31, 2005    (Unaudited)    October 31, 2005
                                                             ---------------- ----------------  ---------------- ----------------
OPERATIONS:
Net investment income (loss)                                   $   (589,179)    $   (440,682)     $  2,409,902     $  4,246,344
Net realized gain (loss) on securities                                   --       25,808,876        12,397,382        6,603,021
Change in unrealized appreciation (depreciation) on securities   43,518,032       (5,110,028)        4,186,080          146,030
                                                               ------------     ------------      ------------     ------------
Net increase in net assets resulting from operations             42,928,853       20,258,166        18,993,364       10,995,395
                                                               ------------     ------------      ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                               --               --        (4,751,582)      (3,734,561)
From net realized gains                                         (17,767,997)              --                --               --
                                                               ------------     ------------      ------------     ------------
  Total distributions                                           (17,767,997)              --        (4,751,582)      (3,734,561)
                                                               ------------     ------------      ------------     ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed                                 168,970,516       85,388,827         3,167,325        6,508,292
Dividends reinvested                                             17,531,456               --         4,182,613        3,276,633
Redemption fees retained                                             76,412           44,025               326            5,702
Cost of shares redeemed                                         (34,697,628)     (30,735,864)      (20,984,146)     (28,936,915)
                                                               ------------     ------------      ------------     ------------

Net increase (decrease) in net assets derived
  from capital share transactions                               151,880,756       54,696,988       (13,633,882)     (19,146,288)
                                                               ------------     ------------      ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         177,041,612       74,955,154           607,900      (11,885,454)

NET ASSETS:
Beginning of period                                             125,314,836       50,359,682       183,760,256      195,645,710
                                                               ------------     ------------      ------------     ------------
End of period                                                  $302,356,448     $125,314,836      $184,368,156     $183,760,256
                                                               ------------     ------------      ------------     ------------
                                                               ------------     ------------      ------------     ------------

ACCUMULATED NET INVESTMENT INCOME (LOSS), END OF PERIOD        $   (589,179)    $         --      $  1,618,808     $  3,960,488
                                                               ------------     ------------      ------------     ------------

CHANGES IN SHARES OUTSTANDING:
Shares sold                                                      13,297,978        7,324,736           236,197          496,714
Shares issued to holders as reinvestment of dividends             1,576,569               --           318,554          251,468
Shares redeemed                                                  (2,802,358)      (2,868,066)       (1,564,232)      (2,240,984)
                                                               ------------     ------------      ------------     ------------
Net increase (decrease) in shares outstanding                    12,072,189        4,456,670        (1,009,481)      (1,492,802)
                                                               ------------     ------------      ------------     ------------
                                                               ------------     ------------      ------------     ------------

See notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                HENNESSY TOTAL RETURN FUND           HENNESSY BALANCED FUND
                                                             Six Months Ended                   Six Months Ended
                                                              April 30, 2006     Year Ended      April 30, 2006     Year Ended
                                                               (Unaudited)    October 31, 2005    (Unaudited)    October 31, 2005
                                                             ---------------- ----------------  ---------------- ----------------
OPERATIONS:
Net investment income                                           $ 1,323,073      $ 1,905,070       $   231,392      $   334,050
Net realized gain on securities                                   2,291,598        3,114,966            15,809          317,416
Change in unrealized appreciation (depreciation) on securities    3,596,221       (1,411,023)          690,285         (404,330)
                                                                -----------      -----------       -----------      -----------
Net increase in net assets resulting from operations              7,210,892        3,609,013           937,486          247,136
                                                                -----------      -----------       -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                       (1,272,251)      (1,946,484)         (226,765)        (324,348)
From net realized gains                                                  --               --                --               --
                                                                -----------      -----------       -----------      -----------
  Total distributions                                            (1,272,251)      (1,946,484)         (226,765)        (324,348)
                                                                -----------      -----------       -----------      -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed                                   1,485,130        6,370,599           826,102        2,758,801
Dividends reinvested                                              1,192,427        1,814,414           219,865          313,753
Redemption fees retained                                                321            2,986                52            1,345
Cost of shares redeemed                                         (10,338,817)     (15,003,385)       (4,320,414)      (5,494,176)
                                                                -----------      -----------       -----------      -----------
Net increase (decrease) in net assets
  derived from capital share transactions                        (7,660,939)      (6,815,386)       (3,274,395)      (2,420,277)
                                                                -----------      -----------       -----------      -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          (1,722,298)      (5,152,857)       (2,563,674)      (2,497,489)

NET ASSETS:
Beginning of period                                              86,745,929       91,898,786        19,267,186       21,764,675
                                                                -----------      -----------       -----------      -----------
End of period                                                   $85,023,631      $86,745,929       $16,703,512      $19,267,186
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

ACCUMULATED NET INVESTMENT INCOME (LOSS), END OF PERIOD         $   150,502      $    99,680       $    39,666      $    35,039
                                                                -----------      -----------       -----------      -----------

CHANGES IN SHARES OUTSTANDING:
Shares sold                                                         134,912          584,878            76,862          253,797
Shares issued to holders as reinvestment of dividends               108,565          168,615            20,503           29,331
Shares redeemed                                                    (942,634)      (1,385,192)         (402,669)        (509,610)
                                                                -----------      -----------       -----------      -----------
Net increase (decrease) in shares outstanding                      (699,157)        (631,699)         (305,304)        (226,482)
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

HENNESSY CORNERSTONE GROWTH FUND

                                          Six Months Ended                 Period Ended
                                             April 30,       Year Ended    October 31,           Year Ended September 30,
                                            2006(1)<F17>    October 31,    2004(1)<F17>  ----------------------------------------
                                            (Unaudited)         2005         (2)<F18>     2004       2003        2002       2001
                                            ------------    -----------    ------------  ------     ------      ------     ------
PER SHARE DATA:
Net asset value, beginning of period           $19.49          $19.38         $19.08     $17.23     $13.55      $13.98     $19.48
                                               ------          ------         ------     ------     ------      ------     ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment gain (loss)(3)<F19>            0.03           (0.14)         (0.02)     (0.13)     (0.07)      (0.07)     (0.09)
   Net realized and unrealized
     gains (losses) on securities                3.64            4.13           0.32       1.98       4.23        0.67      (1.91)
                                               ------          ------         ------     ------     ------      ------     ------
       Total from investment operations          3.67            3.99           0.30       1.85       4.16        0.60      (2.00)
                                               ------          ------         ------     ------     ------      ------     ------

LESS DISTRIBUTIONS:
   Dividends from net investment income            --              --             --         --         --          --         --
   Dividends from net realized gains               --           (3.88)            --         --      (0.48)      (1.03)     (3.50)
                                               ------          ------         ------     ------     ------      ------     ------
       Total distributions                         --           (3.88)            --         --      (0.48)      (1.03)     (3.50)
                                               ------          ------         ------     ------     ------      ------     ------
Redemption fees retained(4)<F20>                   --              --             --         --         --          --         --
                                               ------          ------         ------     ------     ------      ------     ------
Net asset value, end of period                 $23.16          $19.49         $19.38     $19.08     $17.23      $13.55     $13.98
                                               ------          ------         ------     ------     ------      ------     ------
                                               ------          ------         ------     ------     ------      ------     ------

TOTAL RETURN                                   26.66%          23.17%          1.57%     10.74%     31.67%       4.47%    (10.95%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)         $1,495.0        $1,071.8         $869.0     $866.0     $752.0      $342.4     $155.5
Ratio of expenses to average net assets         1.21%           1.23%          1.25%      1.25%      1.27%       1.10%      1.11%
Ratio of net investment income
  to average net assets                         0.27%          (0.78%)        (1.08%)    (0.68%)    (0.60%)     (0.73%)    (0.60%)
Portfolio turnover rate                        88.23%          88.98%          0.00%    106.97%     74.80%      70.33%    103.33%

(1)<F17> All ratios for the period have been annualized, except portfolio turnover and total return.
(2)<F18> For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)<F19> Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(4)<F20>  Amount is less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

HENNESSY FOCUS 30 FUND

                                                                                               January 1,
                                          Six Months                                              2003                   January 2,
                                             Ended                 Period Ended                 through                  2001*<F21>
                                           April 30,   Year Ended   October 31,  Year Ended    September    Year Ended    through
                                         2006(1)<F22>  October 31, 2004(1)<F22>   September       30,        December     December
                                          (Unaudited)     2005       (2)<F23>     30, 2004    2003(3)<F24>   31, 2002     31, 2001
                                         ------------  ----------- ------------  ----------   ------------  ----------   ----------
PER SHARE DATA:
Net asset value, beginning of period        $12.21       $ 8.67       $ 8.78       $ 7.72        $ 6.63       $ 9.27       $10.00
                                            ------       ------       ------       ------        ------       ------       ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)              (0.03)       (0.04)       (0.01)       (0.08)        (0.03)       (0.02)       (0.02)
   Net realized and unrealized
     gains (losses) on investments            1.35         3.58        (0.10)        1.14          1.12        (2.62)       (0.71)
                                            ------       ------       ------       ------        ------       ------       ------
       Total from investment operations       1.32         3.54        (0.11)        1.06          1.09        (2.64)       (0.73)
                                            ------       ------       ------       ------        ------       ------       ------

LESS DISTRIBUTIONS:
   Dividends from net investment income         --           --           --           --            --           --           --
   Dividends from net realized gains            --           --           --           --            --           --           --
                                            ------       ------       ------       ------        ------       ------       ------
       Total distributions                      --           --           --           --            --           --           --
                                            ------       ------       ------       ------        ------       ------       ------
Redemption fees retained(4)<F25>                --           --           --           --            --           --           --
                                            ------       ------       ------       ------        ------       ------       ------
Net asset value, end of period              $13.53       $12.21       $ 8.67       $ 8.78        $ 7.72       $ 6.63       $ 9.27
                                            ------       ------       ------       ------        ------       ------       ------
                                            ------       ------       ------       ------        ------       ------       ------

TOTAL RETURN                                26.87%       40.83%       (1.25%)      13.73%        16.44%      (28.48%)      (7.30%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)        $302.4       $125.3        $50.4        $51.1         $33.3        $28.5        $43.2
Ratio of net expenses
  to average net assets:
   Before expense reimbursement              1.21%        1.35%        1.45%        1.41%         1.59%        1.54%        1.80%
   After expense reimbursement               1.21%(5)     1.35%(5)     1.45%(5)     1.41%(5)      1.49%(5)     1.50%        1.50%
                                                 <F26>        <F26>        <F26>        <F26>         <F26>
Ratio of net investment loss
  to average net assets:
   Before expense reimbursement             (0.60%)      (0.60%)      (1.33%)      (0.92%)       (0.67%)      (0.24%)      (0.62%)
   After expense reimbursement              (0.60%)      (0.60%)      (1.33%)      (0.92%)       (0.57%)      (0.20%)      (0.32%)
Portfolio turnover rate                      0.00%      155.26%        0.00%      113.13%       356.77%      291.00%      210.00%

*<F21>     Commencement of operations.
(1)<F22> All ratios for the period have been annualized, except portfolio turnover and total return.
(2)<F23> For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)<F24> The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. The assets of the SYM Select Growth Fund were acquired by the Hennessy Focus 30 Fund on September 17, 2003. At the time of the merger the Adviser also changed from SYM Financial Corporation to Hennessy Advisors, Inc. Effective September 30, 2003 the Fund changed it's fiscal year end to September from December.
(4)<F25>   Amount is less than $0.01.
(5)<F26> On September 18, 2003 the Hennessy Focus 30 Fund instituted an expense cap of 1.45% of the average daily net assets of the Focus 30 Fund until such contractual limitation is terminated by the Board of Directors of the Hennessy Mutual Funds, Inc.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

HENNESSY CORNERSTONE VALUE FUND

                                          Six Months Ended                 Period Ended
                                             April 30,       Year Ended    October 31,           Year Ended September 30,
                                            2006(1)<F27>    October 31,    2004(1)<F27>  ----------------------------------------
                                            (Unaudited)         2005         (2)<F28>     2004       2003        2002       2001
                                            ------------    -----------    ------------  ------     ------      ------     ------
PER SHARE DATA:
Net asset value, beginning of period           $12.95          $12.48         $12.37     $10.51     $ 8.95      $10.91     $10.29
                                               ------          ------         ------     ------     ------      ------     ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.19            0.30           0.02       0.31(3)    0.21        0.25       0.24
                                                                                              <F29>
   Net realized and unrealized
     gains (losses) on investments               1.19            0.41           0.09       1.76       1.55       (1.95)      0.52
                                               ------          ------         ------     ------     ------      ------     ------
       Total from investment operations          1.38            0.71           0.11       2.07       1.76       (1.70)      0.76
                                               ------          ------         ------     ------     ------      ------     ------

LESS DISTRIBUTIONS:
   Dividends from net investment income         (0.34)          (0.24)            --      (0.21)     (0.20)      (0.26)     (0.14)
   Dividends from net realized gains               --              --             --         --         --          --         --
                                               ------          ------         ------     ------     ------      ------     ------
       Total distributions                      (0.34)          (0.24)            --      (0.21)     (0.20)      (0.26)     (0.14)
                                               ------          ------         ------     ------     ------      ------     ------
Redemption fees retained(4)<F30>                   --              --             --         --         --          --         --
                                               ------          ------         ------     ------     ------      ------     ------
Net asset value, end of period                 $13.99          $12.95         $12.48     $12.37     $10.51      $ 8.95     $10.91
                                               ------          ------         ------     ------     ------      ------     ------
                                               ------          ------         ------     ------     ------      ------     ------

TOTAL RETURN                                   10.85%           5.69%          0.89%     19.83%     19.88%     (16.05%)     7.38%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)           $184.4          $183.8         $195.6     $194.5      $20.3       $15.8      $20.4
Ratio of net expenses to average net assets     1.17%           1.20%          1.18%      1.18%      1.51%       1.43%      1.74%
Ratio of net investment income
  to average net assets                         2.63%           2.19%          1.70%      2.56%      2.10%       2.12%      2.12%
Portfolio turnover rate                        28.87%          32.22%          0.00%      8.20%     57.29%      76.93%     78.01%

(1)<F27> All ratios for the period have been annualized, except portfolio turnover and total return.
(2)<F28> For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)<F29>   Calculated using average shares outstanding during period.
(4)<F30>   Amount is less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

HENNESSY TOTAL RETURN FUND

                                        Six Months Ended                  Period Ended
                                            April 30,       Year Ended    October 31,           Year Ended September 30,
                                          2006(1)<F31>     October 31,    2004(1)<F31>  ----------------------------------------
                                           (Unaudited)         2005         (2)<F32>     2004       2003       2002        2001
                                          ------------     -----------    ------------  ------     ------     ------      ------
PER SHARE DATA:
Net asset value, beginning of period         $10.57           $10.40         $10.62     $ 9.65     $ 9.78     $10.49      $ 8.62
                                             ------           ------         ------     ------     ------     ------      ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.17             0.23           0.07       0.17(3)    0.12       0.11        0.24
                                                                                             <F33>
   Net realized and unrealized
     gains (losses) on securities              0.75             0.17          (0.24)      0.92      (0.13)     (0.71)       1.87
                                             ------           ------         ------     ------     ------     ------      ------
       Total from investment operations        0.92             0.40          (0.17)      1.09      (0.01)     (0.60)       2.11
                                             ------           ------         ------     ------     ------     ------      ------

LESS DISTRIBUTIONS:
   Dividends from net investment income       (0.16)           (0.23)         (0.05)     (0.10)     (0.12)     (0.11)      (0.24)
   Dividends from realized capital gains         --               --             --         --         --         --          --
   Return of capital                             --               --             --      (0.02)        --         --          --
                                             ------           ------         ------     ------     ------     ------      ------
       Total distributions                    (0.16)           (0.23)         (0.05)     (0.12)     (0.12)     (0.11)      (0.24)
                                             ------           ------         ------     ------     ------     ------      ------
Redemption fees retained(4)<F34>                 --               --             --         --         --         --          --
                                             ------           ------         ------     ------     ------     ------      ------
Net asset value, end of period               $11.33           $10.57         $10.40     $10.62     $ 9.65     $ 9.78      $10.49
                                             ------           ------         ------     ------     ------     ------      ------
                                             ------           ------         ------     ------     ------     ------      ------

TOTAL RETURN                                  8.79%            3.83%         (1.61%)    11.36%     (0.04%)    (5.73%)     24.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)          $85.0            $86.7          $91.9      $97.0       $6.0       $3.5        $3.1
Ratio of net expenses to average net assets,
  excluding interest expense:
   Before expense reimbursement               1.18%            1.23%          1.20%      1.27%      2.12%      4.35%       4.54%
   After expense reimbursement                1.18%            1.23%(5)       1.20%(5)   1.27%(5)   1.95%(6)   1.71%(6)    1.20%(6)
                                                                   <F35>          <F35>      <F35>      <F36>      <F36>       <F36>
Ratio of net expenses to average net assets,
  including interest expense:
   Before expense reimbursement               2.70%            2.28%          1.78%      1.66%      2.50%      4.97%       6.06%
   After expense reimbursement                2.70%            2.28%          1.78%      1.66%      2.33%      2.33%       2.72%
Ratio of interest expense
  to average net assets                       1.52%            1.05%          0.58%      0.39%      0.38%      0.62%       1.52%
Ratio of net investment income (loss)
  to average net assets:
   Before expense reimbursement               3.10%            2.07%          1.85%      1.55%      1.25%     (1.58%)     (1.06%)
   After expense reimbursement                3.10%            2.07%          1.85%      1.55%      1.42%      1.06%       2.28%
Portfolio turnover rate                       8.32%           25.70%          0.30%      8.37%     17.60%     34.76%      48.80%

(1)<F31> All ratios for the period have been annualized, except portfolio turnover and total return.
(2)<F32> For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(3)<F33>   Calculated using average shares outstanding during period.
(4)<F34>   Amount is less than $0.01.
(5)<F35> On February 27, 2004, the Hennessy Total Return Fund instituted an expense cap, excluding interest expense, of 1.35% of the average daily net assets of the Total Return Fund. This expense cap was in effect through June 30, 2005.
(6)<F36> The Hennessy Total Return Fund instituted an expense cap, excluding interest expense, of 1.95%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

HENNESSY BALANCED FUND

                                        Six Months Ended                  Period Ended
                                            April 30,       Year Ended    October 31,           Year Ended September 30,
                                          2006(1)<F37>     October 31,    2004(1)<F37>  ----------------------------------------
                                           (Unaudited)         2005         (2)<F38>     2004       2003       2002        2001
                                          ------------     -----------    ------------  ------     ------     ------      ------
PER SHARE DATA:
Net asset value, beginning of period         $10.56           $10.62         $10.85     $10.44     $10.62     $11.50      $10.37
                                             ------           ------         ------     ------     ------     ------      ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.15             0.18           0.04       0.11       0.14       0.15        0.27
   Net realized and unrealized
     gains (losses) on securities              0.43            (0.07)         (0.24)      0.50      (0.12)     (0.50)       1.25
                                             ------           ------         ------     ------     ------     ------      ------
       Total from investment operations        0.58             0.11          (0.20)      0.61       0.02      (0.35)       1.52
                                             ------           ------         ------     ------     ------     ------      ------

LESS DISTRIBUTIONS:
   Dividends from net investment income       (0.14)           (0.17)         (0.03)     (0.12)     (0.14)     (0.15)      (0.27)
   Dividends from realized capital gains         --               --             --      (0.06)     (0.06)     (0.38)      (0.12)
   Return of capital                             --               --             --      (0.02)        --         --          --
                                             ------           ------         ------     ------     ------     ------      ------
       Total distributions                    (0.14)           (0.17)         (0.03)     (0.20)     (0.20)     (0.53)      (0.39)
                                             ------           ------         ------     ------     ------     ------      ------
Redemption fees retained(3)<F39>                 --               --             --         --         --         --          --
                                             ------           ------         ------     ------     ------     ------      ------
Net asset value, end of period               $11.00           $10.56         $10.62     $10.85     $10.44     $10.62      $11.50
                                             ------           ------         ------     ------     ------     ------      ------
                                             ------           ------         ------     ------     ------     ------      ------

TOTAL RETURN                                  5.53%            1.13%         (1.86%)     5.81%      0.24%     (3.12%)     14.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)          $16.7            $19.3          $21.8      $23.4      $16.1      $15.3       $15.2
Ratio of net expenses to average net assets   1.48%            1.49%          1.41%      1.41%      1.50%      1.84%       1.87%
Ratio of net investment income
  to average net assets                       2.64%            1.58%          1.12%      1.01%      1.40%      1.33%       2.39%
Portfolio turnover rate                       8.00%           21.31%          8.55%     45.17%     21.79%     45.95%      46.91%

(1)<F37> All ratios for the period have been annualized, except portfolio turnover and total return.
(2)<F38> For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(3)<F39>   Amount is less than $0.01.

See notes to the financial statements.

STATEMENT OF CASH FLOWS

HENNESSY TOTAL RETURN FUND  Six Months Ended April 30, 2006 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:

   Net increase in net assets from operations                    $   7,210,892
   Adjustments to reconcile net increase in net assets from
     operations to net cash provided by operating activities:
       Purchase of investment securities                          (301,236,460)
       Proceeds on sale of securities                              309,769,892
       Increase in other receivables, net                             (124,499)
       Decrease in other assets                                          3,374
       Increase in accrued expenses and other payables                  53,508
       Net accretion of discount on securities                        (970,698)
       Net realized gain on investments                             (2,291,598)
       Unrealized appreciation on securities                        (3,596,221)
                                                                 -------------
           Net cash used by operating activities                 $   8,818,190
                                                                 -------------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Increase in reverse repurchase agreements                     $     115,000
   Proceeds on shares sold                                           1,485,130
   Payment on shares repurchased                                   (10,338,496)
   Cash dividends paid                                                 (79,824)
                                                                 -------------
       Net cash provided by financing activities                 $  (8,818,190)
                                                                 -------------
       Net increase (decrease) in cash                                      --

CASH AT BEGINNING OF PERIOD                                                 --
                                                                 -------------
CASH AT END OF PERIOD                                            $          --
                                                                 -------------
                                                                 -------------

CASH PAID FOR INTEREST                                           $     608,111
                                                                 -------------
                                                                 -------------

See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2006 (Unaudited)

1).  ORGANIZATION

The Hennessy Mutual Funds, Inc. was organized as a Maryland corporation on May 20, 1996 and consists of three separate series: Hennessy Cornerstone Growth Fund (the "Growth Fund"), Hennessy Cornerstone Value Fund (the "Value Fund"), and the Hennessy Focus 30 Fund (the "Focus 30 Fund"), formerly SYM Select Growth Fund. The Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Growth Fund and Value Fund commenced operations on November 1, 1996. On September 17, 2003, the Focus 30 Fund acquired the assets, and assumed the liabilities, of the SYM Select Growth Fund, a former series of Advisors Series Trust. Hence, the Focus 30 Fund commenced operations on September 17, 2003.

   The Hennessy Funds, Inc. was organized as a Maryland corporation on January 11, 1996 and consists of two separate series: Hennessy Balanced Fund (the "Balanced Fund") and Hennessy Total Return Fund (the "Total Return Fund"). These two Funds together with the Growth Fund, Value Fund and Focus 30 Fund represent the Hennessy Funds (the "Funds"). The Balanced and Total Return Funds are open-end, non-diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Balanced Fund and Total Return Fund commenced operations on March 8, 1996 and July 29, 1998, respectively.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a). Investment Valuation - Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: size of holding, trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

b). Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

          Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. For the year ended October 31, 2005, the Funds' most recent fiscal year end, the Growth Fund had a $538,257 permanent book and tax basis difference relating to the Lindner acquisition which resulted in an increase in accumulated realized gain/loss and a decrease in paid-in capital. In addition, the Growth Fund had a $7,800,866 permanent book and tax basis difference relating to the netting of the Fund's current year net operating loss against realized gains which resulted in an increase in accumulated net investment income and a decrease in accumulated realized gain/loss.
     The Focus 30 Fund had a $440,682 permanent book and tax basis difference relating to the Fund's net operating loss which resulted in an increase in accumulated net investment income and decrease in paid-in capital. The Balanced Fund had a $297,003 permanent book and tax basis difference relating to the expiration of the Fund's prior year capital loss carry forward which resulted in an increase in accumulated realized gain/loss and a decrease in accumulated paid-in capital.

c). Income and Expenses - Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

d). Distributions to Shareholders - Dividends from net investment income for the Growth, Focus 30 and Value Funds, if any, are declared and paid out annually, usually in November or December of each year. Dividends from net investment income for the Total Return and Balanced Funds are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December of each year, for all of the Funds.

e). Security Transactions - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g). Share Valuation - The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 1.50% redemption fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

h). Repurchase Agreements - Each Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

3).  REVERSE REPURCHASE AGREEMENTS

The Total Return Fund has entered into reverse repurchase agreements with UBS PaineWebber, Inc., under which the Total Return Fund sells securities and agrees to repurchase them later at a mutually agreed upon price. For the six months ended April 30, 2006, the average daily balance and average interest rate in effect for reverse repurchase agreements was $29,274,696 and 4.421%, respectively. At April 30, 2006, the interest rate in effect for the outstanding reverse repurchase agreement, scheduled to mature on May 18, 2006 ($11,700,000), June 22, 2006 ($8,890,000) and July 20, 2006 ($8,895,000) were 4.75%, 4.80% and
5.00% and represented 25.60% of the Total Return Fund's total assets.

4).  INVESTMENT TRANSACTIONS

During the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

                      Growth             Focus 30             Value            Total Return          Balanced
                       Fund                Fund                Fund                Fund                Fund
                      ------             --------             -----            ------------          --------
Purchases         $1,171,355,726       $120,668,411        $52,125,041         $ 5,382,320          $  695,173
Sales             $1,063,818,506       $         --        $65,934,111         $10,876,170          $2,130,372

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the "Manager") is the manager of the Funds. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

            Growth Fund                          0.74%
            Focus 30 Fund                        0.74%
            Value Fund                           0.74%
            Total Return Fund                    0.60%
            Balanced Fund                        0.60%

   The Board of Directors has approved a Shareholder Servicing Plan which was instituted to compensate the Manager for the non-investment management services it provides the Growth, Focus 30 and Value Funds. The Plan provides for a monthly fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Growth, Focus 30 and Value Funds.

   The Total Return and Balanced Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of the Total Return and Balanced Fund shares at an annual rate not to exceed 0.25% of each Fund's average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

   U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended April 30, 2006, were $1,439,207, $227,856, $211,655, $99,268 and
$20,140 for Growth, Focus 30, Value, Total Return and Balanced Funds, respectively.

   The SYM Select Growth Fund was the predecessor fund of the Focus 30 Fund. The financial highlights reported for periods before September 17, 2003, represent the activity of the SYM Select Growth Fund.

   Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliated company of U.S. Bank, N.A.

6).  SECURITIES LENDING

The Growth and Value Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Manager. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. The Growth Fund discontinued securities lending in February 2005. As of April 30, 2006, the Value Fund had on loan a security valued at $258 and collateral of $135,800. Once the Manager disposes of the current security on loan, the Value Fund will discontinue securities lending.

7).  LINE OF CREDIT

The Growth, Focus 30, and Value Funds have $20,000,000, $500,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. During the six months ended, there was no outstanding balance for any of the Funds.

8).  FEDERAL TAX INFORMATION

The following balances for the Funds are as of October 31, 2005, the Funds' most recent fiscal year end:

                                        Growth           Focus 30          Value          Total Return        Balanced
                                         Fund              Fund             Fund              Fund              Fund
                                        ------           --------          -----          ------------        --------
Cost of investments(a)<F40>           $953,101,028     $131,235,099     $ 179,934,285     $122,618,797       $20,003,524
                                      ------------     ------------     -------------     ------------       -----------
Gross unrealized appreciation          237,873,726        4,055,339        18,578,181        2,886,658           627,265
Gross unrealized depreciation         (103,865,608)      (8,404,099)      (15,001,564)      (9,237,802)       (1,388,420)
                                      ------------     ------------     -------------     ------------       -----------
Net unrealized
  appreciation (depreciation)         $134,008,118     $ (4,348,760)    $   3,576,617     $ (6,351,144)      $  (761,155)
                                      ------------     ------------     -------------     ------------       -----------
                                      ------------     ------------     -------------     ------------       -----------
Undistributed ordinary income         $         --     $         --     $   3,960,488     $     99,680       $    35,039
Undistributed long-term
  capital gain                          68,227,473       17,767,980                --               --                --
                                      ------------     ------------     -------------     ------------       -----------
Total distributable earnings          $ 68,227,473     $ 17,767,980     $   3,960,488     $     99,680       $    35,039
                                      ------------     ------------     -------------     ------------       -----------
                                      ------------     ------------     -------------     ------------       -----------
Accumulated realized losses           $ (2,528,379)    $         --     $(142,037,469)    $(93,341,323)      $(2,818,932)
                                      ------------     ------------     -------------     ------------       -----------
Total accumulated realized
  and unrealized gains (losses)       $199,707,212     $ 13,419,220     $(134,500,364)    $(99,592,787)      $(3,545,048)
                                      ------------     ------------     -------------     ------------       -----------
                                      ------------     ------------     -------------     ------------       -----------

(a)<F40> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

   At October 31, 2005, the Growth Fund had tax basis capital losses of $2,528,379, a portion of which are from the Lindner merger, which is limited by IRS regulations to offset future capital gains. Of such losses, $1,129,176 expire October 31, 2008, $1,216,644 expire October 31, 2009, and $182,559 expire October 31, 2010. Additionally, the Growth Fund had no post-October loss deferrals as of October 31, 2005.

   At October 31, 2005, the Focus 30 Fund had no tax basis capital losses which may be carried over to offset future capital gains. Additionally, the Focus 30 Fund had no post-October loss deferrals as of October 31, 2005.

   At October 31, 2005, the Value Fund had tax basis capital losses of $142,037,469, a portion of which are from the Lindner merger, which is limited by IRS regulations to offset future capital gains. Of such losses, $44,953,812 expire October 31 2006, $57,383,495 expire October 31, 2007, $11,505,303 expire
October 31, 2008, $27,482,264 expire October 31, 2010 and $712,595 expire
October 31, 2011. Additionally, the Value Fund had no post-October loss deferrals as of October 31, 2005.

   At October 31, 2005, the Total Return Fund had tax basis capital losses of $93,341,323, which may be carried over to offset future capital gains. Of such losses, $58,682,745 expire on October 31, 2008 and $34,658,578 expire October 31, 2009. Additionally, the Total Return Fund had no post-October loss deferrals as of October 31, 2005.

   At October 31, 2005, the Balanced Fund had tax basis capital losses of $2,818,932, a portion of which are from the Lindner merger, which is limited by IRS regulations to offset future capital gains. Of such losses, $610,892 expire on October 31, 2007, $1,023,300 expire October 31, 2008, $447,964 expire October 31, 2009, $447,964 expire October 31, 2010 and $288,812 expire October 31, 2012.
Additionally, the Balanced Fund had no post-October loss deferrals as of October 31, 2005.

   The tax character of distributions paid during 2006 and 2005 for the Funds were as follows:

                                         Six Months Ended
                                          April 30, 2006       Year Ended
   GROWTH FUND                             (Unaudited)      October 31, 2005
                                         ----------------   ----------------
   Distributions paid from:
   Ordinary income                          $46,110,813        $         --
   Long-term capital gain                    22,116,758         173,840,684
                                            -----------        ------------
                                            $68,227,571        $173,840,684
                                            -----------        ------------
                                            -----------        ------------

                                         Six Months Ended
                                          April 30, 2006       Year Ended
   FOCUS 30 FUND                           (Unaudited)      October 31, 2005
                                         ----------------   ----------------
   Distributions paid from:
   Ordinary income                          $        --        $         --
   Long-term capital gain                    17,767,977                  --
                                            -----------        ------------
                                            $17,767,977        $         --
                                            -----------        ------------
                                            -----------        ------------

                                         Six Months Ended
                                          April 30, 2006       Year Ended
   VALUE FUND                              (Unaudited)      October 31, 2005
                                         ----------------   ----------------
   Distributions paid from:
   Ordinary income                           $4,751,582          $3,734,561
   Long-term capital gain                            --                  --
                                            -----------        ------------
                                             $4,751,582          $3,734,561
                                            -----------        ------------
                                            -----------        ------------

                                         Six Months Ended
                                          April 30, 2006       Year Ended
   TOTAL RETURN FUND                       (Unaudited)      October 31, 2005
                                         ----------------   ----------------
   Distributions paid from:
   Ordinary income                           $1,272,251          $1,946,484
   Long-term capital gain                            --                  --
                                            -----------        ------------
                                             $1,272,251          $1,946,484
                                            -----------        ------------
                                            -----------        ------------

                                         Six Months Ended
                                          April 30, 2006       Year Ended
   BALANCED FUND                           (Unaudited)      October 31, 2005
                                         ----------------   ----------------
   Distributions paid from:
   Ordinary income                             $226,765            $324,348
   Long-term capital gain                            --                  --
                                            -----------        ------------
                                               $226,765            $324,348
                                            -----------        ------------
                                            -----------        ------------

9).  FEDERAL TAX DISTRIBUTION INFORMATION

The Value, Total Return and Balanced Funds designate 100% of the dividends declared from net investment income during the year ended October 31, 2005, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

   For the year ended October 31, 2005, 100% of the ordinary distributions paid by the Value, Total Return and Balanced Funds qualify for the dividends received deduction available to corporate shareholders.

EXPENSE EXAMPLE
April 30, 2006 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. You will be charged a redemption fee equal to 1.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning        Ending           Expenses Paid
                             Account         Account      During Period(1)<F41>
                          Value 11/1/05   Value 4/30/06     11/1/05 - 4/30/06
                          -------------   -------------   ---------------------
ACTUAL
Growth Fund                 $1,000.00       $1,266.60             $ 6.80
Focus 30 Fund               $1,000.00       $1,268.70             $ 6.81
Value Fund                  $1,000.00       $1,018.50             $ 6.12
Total Return Fund           $1,000.00       $1,087.90             $13.98
Balanced Fund               $1,000.00       $1,055.30             $ 7.54

HYPOTHETICAL (5% RETURN
  BEFORE EXPENSES)
Growth Fund                 $1,000.00       $1,018.79             $ 6.06
Focus 30 Fund               $1,000.00       $1,018.79             $ 6.06
Value Fund                  $1,000.00       $1,018.99             $ 5.86
Total Return Fund           $1,000.00       $1,011.41             $13.47
Balanced Fund               $1,000.00       $1,017.46             $ 7.40

(1)<F41> Expenses are equal to the Growth Fund's expense ratio of 1.21%, the Focus 30 Fund's expense ratio of 1.21%, the Value Fund's expense ratio of 1.17%, the Total Return Fund's expense ratio of 2.70%, and the Balanced Fund's expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect one-half year period).

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICY AND PROXY VOTING RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge:
(1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www. hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov. Hennessy Funds' proxy voting record is available on the SEC's website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. The Funds' Form
N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' N-Q will also be available upon request by calling 1-800-966-4354.

BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

At its meeting on March 7, 2006, the Board of Directors (the "Board") of The Hennessy Funds, Inc. (the "Company") and its two series, the Hennessy Balanced Fund (the "Balanced Fund") and the Hennessy Total Return Fund (the "Total Return Fund") (each a "Fund" or collectively the "Funds") and The Hennessy Mutual Funds, Inc. (the "Company") and its three series, the Hennessy Cornerstone Growth Fund (the "Growth Fund"), the Hennessy Cornerstone Value Fund (the "Value Fund"), and the Hennessy Focus 30 Fund (the "Focus 30 Fund") (each a "Fund" or collectively the "Funds"), including the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Funds' voted to re-approve the current investment advisory agreement (the "Advisory Agreement") between the Funds and Hennessy Advisors, Inc. (the "Manager"). In connection with its re-approval of the Advisory Agreement, the Board considered the following factors:

The Board reviewed and discussed the specific services provided by the Manager. The Manager:

1) Provides formula driven investment management for the Funds. Hennessy Advisors, Inc. holds the rights to the formulas used for the Cornerstone Growth, Cornerstone Value and Focus 30 Funds. In providing investment management, Hennessy Advisors, Inc. directs and oversees the trading of securities within and the rebalancing of the portfolios of the Funds.

2) Continues to retain the services of the Funds' Chief Compliance Officer and will make all reasonable efforts to insure that the Funds are in compliance with the securities laws.

3) Provides responsive customer and shareholder servicing which consists of providing a call center to respond to shareholder inquiries, including specific mutual fund account information.

4) Oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse and Pershing. Hennessy Advisors participates in "no transaction fee" ("NTF") programs with these companies, which allows customers to purchase the Hennessy Funds through third party distribution channels without paying a transaction fee. Hennessy Advisors compensates these third party distributors under a pre-determined contractual agreement.

5) Oversees those third party service providers that support the Funds in providing fund accounting, fund administration, fund distribution, transfer agency and custodial services.

The Board also: (i) compared the performance of each Fund to benchmark indices over various periods of time and concluded that the performance of each Fund warranted the continuation of the Advisory Agreement; (ii) compared the expense ratios of funds similar in asset size and investment objective to each of the Funds and concluded the expenses of each Fund were reasonable and warranted continuation of the Advisory Agreement; (iii) considered the fees charged by Hennessy Advisors, Inc. to those of funds similar in asset size and investment objective to each of the Funds and concluded the advisory fees of each Fund were reasonable and warranted continuation of the Advisory Agreement; and (iv) considered the profitability of Hennessy Advisors, Inc. with respect to each Fund, and concluded the profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases. The Board also considered the fact that pursuant to a Shareholder Servicing Plan the Advisor receives a fee at an annual rate of 0.10% of average daily net assets for providing responsive customer and shareholder servicing.

The Board then discussed economies of scale and breakpoints and determined that the Funds managed by Hennessy Advisors, Inc. have not yet grown in size, nor has their marketplace demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints by the Manager. In reaching this conclusion the Board took into consideration the profitability of Hennessy Advisors, Inc. and the advisory fees of comparable mutual funds.

The Board reviewed the Funds' expense ratios and comparable expense ratios for funds similar to the five funds being considered for contract renewal by Hennessy Advisors, Inc. The Board used data from Lipper showing funds similar in nature to the Funds (Mid-Cap Blend, Small Cap Blend, etc.). The Board determined that the expense ratios of the Funds fall within the range of the ratios of other funds in their classification. Based on the factors discussed above, the Board, including all Independent Directors, recommended continuation of the Advisory Agreement.

                           FOR INFORMATION, QUESTIONS
                           OR ASSISTANCE, PLEASE CALL
                               THE HENNESSY FUNDS

                        1-800-966-4354 OR 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

DIRECTORS
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                             WWW.HENNESSYFUNDS.COM

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Hennessy Funds, Inc.
                   --------------------------

     By (Signature and Title)*  /s/ Neil J. Hennessy
                               ---------------------------
                               Neil J. Hennessy, President

     Date    July 7, 2006
           -------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Neil J. Hennessy
                                ---------------------------
                                Neil J. Hennessy, President

     Date    July 7, 2006
           -------------------

     By (Signature and Title)*  /s/ Teresa M. Nilsen
                                ---------------------------
                                Teresa M. Nilsen, Treasurer

     Date    July 7, 2006
           -------------------